Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	Jan. 31, 2024	Sep. 30, 2023	May 31, 2023	Jan. 31, 2023	Sep. 30, 2022	Jun. 29, 2022
C000236406 [Member]
Account Value [Line Items]
Account Value	$ 14,844	$ 13,811	$ 11,625	$ 11,800	$ 10,208	$ 9,252	$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Account Value	14,048	12,894	11,376	11,014	10,765	9,433	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Account Value	$ 14,248	$ 13,017	$ 11,462	$ 11,115	$ 10,774	$ 9,424	$ 10,000